Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
Schedule of Estimated Fair Values of the Assets, Liabilities and Net Assets

The following table presents, on a condensed basis, the estimated fair values of the assets, liabilities and net assets that were acquired:

Assets:
Cash and cash equivalents and segregated cash	$2,119,445
Receivables from brokers, dealers, and clearing organizations	88,455
Receivables from customers	52,551
Prepaid expenses and other assets	153,342
Intangible asset	2,962,202
Liabilities:
Payables due to customers	(88,210)
Payables due to brokers, dealers, and clearing organizations	(52,468)
Accrued expenses and other liabilities	(9,614)
Deferred tax liability	(651,684)
Net assets acquired	$4,574,019

Schedule of Components of the Purchase Consideration	The following presents the components of the Purchase Consideration.
Cash consideration	$5,000,000
Elimination of pre-acquisition loan	2,000,000
Fair value of consideration transferred	$7,000,000

Schedule of Fair Value of the Net Assets Acquired	The following table presents the fair value of the net assets acquired.
Cash and cash equivalents	$1,048,480
Prepaid expenses and other assets	708,912
Software	657,793
Goodwill	5,197,438
Accrued expenses and other current liabilities	(612,623)
Net assets acquired	$7,000,000